Tax - Schedule of Unrecognized Deferred Tax Assets (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Gross Amount [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Deductible temporary differences	R$ 9,027	R$ 14,054
Tax losses	311,311	275,109
Total	320,338	289,163
Tax effect [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Deductible temporary differences	3,359	5,262
Tax losses	113,712	101,390
Total	R$ 117,071	R$ 106,652